UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2019

Days	% of fund's investments 11/30/19
1 - 7	70.5
8 - 30	12.9
31 - 60	12.2
61 - 90	4.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Interfund Loans	0.1%
Certificates of Deposit	1.5%
Commercial Paper	4.0%
U.S. Treasury Debt	17.8%
U.S. Government Agency Debt	16.4%
Non-Negotiable Time Deposit	23.1%
Other Instruments	0.8%
Repurchase Agreements	30.7%
Net Other Assets (Liabilities)	5.6%

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 1.5%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 1.5%
Landesbank Baden-Wuerttemberg New York Branch
12/2/19 to 12/6/19
(Cost $591,780,000)	1.62	591,780,000	591,779,707

Financial Company Commercial Paper - 4.0%
Credit Suisse AG
12/6/19	1.90%	$1,258,000,000	$1,257,606,120
The Toronto-Dominion Bank
12/4/19	1.60	324,000,000	323,931,247
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,581,624,828)			1,581,537,367

U.S. Treasury Debt - 17.8%
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bills
12/10/19 to 2/27/20
(Cost $7,077,365,180)	1.54 to 1.95	7,088,000,000	7,077,982,902

Other Instrument - 0.0%
Medium-Term Notes - 0.0%
International Bank for Reconstruction & Development
12/5/19
(Cost $6,000,739)	1.65	6,000,000	6,000,741

U.S. Government Agency Debt - 16.4%
Federal Agencies - 16.4%
Fannie Mae
1/22/20	1.60	100,000,000	99,774,750
Federal Home Loan Bank
1/8/20 to 4/22/20	1.55 to 1.62 (b)	4,155,085,000	4,148,802,868
Freddie Mac
2/20/20 to 3/4/20	1.55 to 1.57 (b)(c)	2,270,000,000	2,269,889,201
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $6,518,671,175)			6,518,466,819

Non-Negotiable Time Deposit - 23.1%
Time Deposits - 23.1%
Australia & New Zealand Banking Group Ltd.
12/2/19	1.60	612,000,000	612,000,000
Barclays Bank PLC
12/2/19	1.65	475,000,000	475,000,000
Credit Agricole CIB
12/2/19 to 12/6/19	1.63	1,442,000,000	1,441,995,637
DNB Bank ASA
12/2/19	1.53	1,266,000,000	1,266,000,000
DZ BANK AG
12/2/19	1.57	380,000,000	380,000,000
Natixis SA
12/2/19	1.53	1,595,930,000	1,595,930,000
Royal Bank of Canada
12/2/19 to 12/3/19	1.58 to 1.60	1,899,000,000	1,898,999,027
Svenska Handelsbanken AB
12/2/19	1.55	1,329,000,000	1,329,000,000
U.S. Bank NA, Cincinnati
12/2/19	1.53	190,000,000	190,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $9,188,930,000)			9,188,924,664

Other Instrument - 0.8%
Corporate Bonds - 0.8%
International Bank for Reconstruction & Development
12/3/19
(Cost $314,019,682)	1.65	314,000,000	314,440,690

Interfund Loans - 0.1%
With:
Fidelity SAI Emerging Markets Index Fund(d)
(Cost $29,121,000)		29,121,000	29,121,000

U.S. Government Agency Repurchase Agreement - 9.1%
	Maturity Amount	Value
In a joint trading account:
1.62% dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations)#	$1,323,110,596	$1,322,932,000
1.62% dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations)#	1,200,890,098	1,200,728,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.65%, dated 11/8/19 due 1/7/20 (Collateralized by Mortgage Loan Obligations valued at $456,441,534, 2.00% - 6.00%, 2/1/22 - 12/1/49)	448,229,250	447,000,000
1.66%, dated 11/12/19 due 1/13/20 (Collateralized by Mortgage Loan Obligations valued at $259,318,929, 2.33% - 5.00%, 4/1/24 - 11/1/49)	254,726,158	254,000,000
1.67%, dated 11/13/19 due 1/14/20 (Collateralized by U.S. Government Obligations valued at $60,233,042, 2.84% - 4.44%, 3/1/24 - 7/1/49)	59,169,691	59,000,000
MUFG Securities (Canada), Ltd. at 1.66%, dated 11/12/19 due 1/13/20 (Collateralized by U.S. Government Obligations valued at $356,308,293, 1.13% - 5.00%, 6/30/21 - 8/1/49)	349,997,752	349,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,632,660,000)		3,632,660,000

U.S. Treasury Repurchase Agreement - 20.5%
With:
Barclays Bank PLC at 1.63%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,469,499,658, 0.00% - 7.25%, 12/26/19 - 8/15/48)	6,331,859,961	6,331,000,000
Fixed Income Clearing Corp. - BNYM at 1.58%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,355,580,039, 1.50% - 3.00%, 3/15/22 - 11/15/45)	1,329,174,985	1,329,000,000
SMBC Nikko Securities America, Inc. at 1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $484,477,786, 2.00% - 2.88%, 5/15/25 - 5/15/28)	475,064,917	475,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $8,135,000,000)		8,135,000,000

Other Repurchase Agreement - 1.1%
Other Repurchase Agreement - 1.1%
With Credit AG CIB Paris at:
1.72%, dated 11/27/19 due 12/4/19 (Collateralized by Corporate Obligations valued at $254,160,702, 2.00% - 5.20%, 1/15/20 - 7/3/29)	242,080,936	242,000,000
1.73%, dated 11/26/19 due 12/3/19 (Collateralized by Corporate Obligations valued at $209,011,223, 2.68% - 3.48%, 4/19/22 - 6/15/26)	199,066,941	199,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $441,000,000)		441,000,000
TOTAL INVESTMENT IN SECURITIES - 94.4%
(Cost $37,516,172,604)		37,516,913,890
NET OTHER ASSETS (LIABILITIES) - 5.6%		2,217,099,382
NET ASSETS - 100%		$39,734,013,272

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,322,932,000 due 12/02/19 at 1.62%
Wells Fargo Securities LLC	$1,322,932,000
$1,322,932,000
$1,200,728,000 due 12/02/19 at 1.62%
Bofa Secs Inc	$75,287,000
Credit Agricole CIB New York Branch	1,125,441,000
$1,200,728,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $12,208,660,000) — See accompanying schedule: Unaffiliated issuers (cost $37,487,051,604)	$37,487,792,890
Affiliated issuers (cost $29,121,000)	29,121,000
Total Investment in Securities (cost $37,516,172,604)		$37,516,913,890
Cash		2,126,000,659
Receivable for investments sold		227,425,000
Interest receivable		18,313,449
Other affiliated receivables		14,141
Other receivables		411,454
Total assets		39,889,078,593
Liabilities
Payable for investments purchased	$99,773,758
Distributions payable	54,715,052
Other payables and accrued expenses	576,511
Total liabilities		155,065,321
Net Assets		$39,734,013,272
Net Assets consist of:
Paid in capital		$39,733,284,799
Total accumulated earnings (loss)		728,473
Net Assets		$39,734,013,272
Net Asset Value, offering price and redemption price per share ($39,734,013,272 ÷ 39,725,249,043 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Interest (including $810,179 from affiliated interfund lending)		$444,524,682
Expenses
Custodian fees and expenses	$140,714
Independent trustees' fees and expenses	84,033
Interest	1,665,323
Total expenses		1,890,070
Net investment income (loss)		442,634,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19
Total net realized gain (loss)		19
Change in net unrealized appreciation (depreciation) on investment securities		(740,541)
Net increase in net assets resulting from operations		$441,894,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$442,634,612	$962,019,531
Net realized gain (loss)	19	58,679
Change in net unrealized appreciation (depreciation)	(740,541)	1,845,301
Net increase in net assets resulting from operations	441,894,090	963,923,511
Distributions to shareholders	(442,647,444)	(962,010,935)
Affiliated share transactions
Proceeds from sales of shares	226,691,870,977	422,917,380,315
Cost of shares redeemed	(231,460,369,207)	(421,911,257,668)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,768,498,230)	1,006,122,647
Total increase (decrease) in net assets	(4,769,251,584)	1,008,035,223
Net Assets
Beginning of period	44,503,264,856	43,495,229,633
End of period	$39,734,013,272	$44,503,264,856
Other Information
Shares
Sold	226,646,541,669	422,832,425,477
Redeemed	(231,414,086,389)	(421,826,602,087)
Net increase (decrease)	(4,767,544,720)	1,005,823,390

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0106	.0223	.0131	.0056	.003	.001
Net realized and unrealized gain (loss)	–B	–B	–B	.0002	–B	–B
Total from investment operations	.0106	.0223	.0131	.0058	.003	.001
Distributions from net investment income	(.0106)	(.0223)	(.0131)	(.0056)	(.003)	(.001)
Total distributions	(.0106)	(.0223)	(.0131)	(.0056)	(.003)	(.001)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.00	$1.00
Total ReturnC,D	1.06%	2.26%	1.31%	.58%	.27%	.13%
Ratios to Average Net AssetsE
Expenses before reductions	.01%F	.01%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.01%F	.01%	- %G	- %G	- %G	- %G
Expenses net of all reductions	.01%F	.01%	- %G	- %G	- %G	- %G
Net investment income (loss)	2.12%F	2.24%	1.31%	.56%	.28%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$39,734,013	$44,503,265	$43,495,230	$38,079,448	$37,665,911	$30,179,024

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $411,454 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,075,843
Gross unrealized depreciation	(334,557)
Net unrealized appreciation (depreciation)	$741,286
Tax cost	$37,516,172,604

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $188,063,869 and the weighted average interest rate was 1.96% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$34,485,403	2.23%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.0091%	$1,000.00	$1,010.60	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

TCC-SANN-0120
1.734014.119

Fidelity® Municipal Cash Central Fund

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2019

Days	% of fund's investments 11/30/19
1 - 7	95.2
8 - 30	0.5
31 - 60	1.6
61 - 90	2.4
91 - 180	0.2
> 180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Variable Rate Demand Notes (VRDNs)	80.7%
Tender Option Bond	13.3%
Other Municipal Security	5.6%
Net Other Assets (Liabilities)	0.4%

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 80.7%
	Principal Amount	Value
Alabama - 3.8%
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 1.28% 12/2/19, VRDN (a)(b)	$2,000,000	$2,000,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.28% 12/2/19, VRDN (a)(b)	6,500,000	6,500,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.28% 12/2/19, VRDN (a)(b)	22,480,000	22,480,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.28% 12/2/19, VRDN (a)(b)	2,300,000	2,300,000
		33,280,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.25% 12/6/19, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.25% 12/6/19, VRDN (a)(b)	5,300,000	5,300,000
		6,700,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.17% 12/6/19, LOC JPMorgan Chase Bank, VRDN (a)	700,000	700,000
Connecticut - 4.6%
Connecticut Gen. Oblig. Series 2016 C, 1.16% 12/6/19 (Liquidity Facility Bank of America NA), VRDN (a)	95,000	95,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 1.17% 12/6/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	21,950,000	21,950,000
Series 2017 C, 1.17% 12/6/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	18,500,000	18,500,000
		40,545,000
Delaware - 1.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.27% 12/2/19, VRDN (a)(b)	11,100,000	11,100,000
Series 1999 B, 1.23% 12/6/19, VRDN (a)(b)	2,400,000	2,400,000
		13,500,000
Florida - 1.1%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 1.28% 12/2/19, VRDN (a)(b)	3,700,000	3,700,000
Series 2018 B, 1.27% 12/2/19, VRDN (a)(b)	2,400,000	2,400,000
FNMA Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.16% 12/6/19, LOC Fannie Mae, VRDN (a)(b)	3,610,000	3,610,000
		9,710,000
Georgia - 5.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.3% 12/2/19, VRDN (a)(b)	14,110,000	14,110,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.3% 12/2/19, VRDN (a)(b)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 1.25% 12/2/19, VRDN (a)	2,700,000	2,700,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 1.28% 12/2/19, VRDN (a)(b)	32,750,000	32,750,000
Series 2019, 1.23% 12/2/19, VRDN (a)(b)	1,500,000	1,500,000
		52,060,000
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 1.19% 12/6/19, LOC Bayerische Landesbank, VRDN (a)(b)	3,770,000	3,770,000
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.22% 12/6/19, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.16% 12/6/19, VRDN (a)(b)	6,300,000	6,300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.23% 12/6/19, VRDN (a)	100,000	100,000
		7,000,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.3% 12/6/19, VRDN (a)	900,000	900,000
Series 2007 B, 1.3% 12/6/19, VRDN (a)	500,000	500,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.28% 12/6/19, VRDN (a)	2,000,000	2,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.28% 12/6/19, VRDN (a)	200,000	200,000
		3,600,000
Kentucky - 0.7%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.2% 12/6/19, VRDN (a)(b)	6,500,000	6,500,000
Louisiana - 8.7%
East Baton Rouge Parish Solid Waste Series 1998, 1.15% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	3,700,000	3,700,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2003, 1.11% 12/6/19, VRDN (a)(b)	2,200,000	2,200,000
Series 2008 B, 1.18% 12/2/19, VRDN (a)	15,000,000	15,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 1.23% 12/2/19, VRDN (a)(b)	17,600,000	17,600,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.23% 12/2/19, VRDN (a)(b)	22,200,000	22,200,000
Series 1993, 1.23% 12/2/19, VRDN (a)(b)	7,900,000	7,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.2% 12/6/19, VRDN (a)	800,000	800,000
St. Bernard Parish Exempt FAC Series 1996, 1.15% 12/2/19, VRDN (a)(b)	7,500,000	7,500,000
		76,900,000
Maryland - 1.9%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.17% 12/6/19, LOC TD Banknorth, NA, VRDN (a)(b)	9,840,000	9,840,000
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 1.16% 12/6/19, LOC Fannie Mae, VRDN (a)(b)	6,565,000	6,565,000
		16,405,000
Mississippi - 1.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 1.15% 12/2/19, VRDN (a)(b)	16,900,000	16,900,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.25% 12/6/19, VRDN (a)(b)	200,000	200,000
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2008 C1, 1.12% 12/6/19, LOC Bank of America NA, VRDN (a)(b)	2,100,000	2,100,000
Series 2008 C2, 1.15% 12/6/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	1,900,000	1,900,000
		4,000,000
New York - 16.5%
New York City Gen. Oblig.:
Series 2006 I4, 1.19% 12/2/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,630,000	4,630,000
Series 2017 B-4 & B-5, 1.18% 12/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B3, 1.13% 12/2/19 (Liquidity Facility Bank of America NA), VRDN (a)	8,100,000	8,100,000
Series 2013 AA-1, 1.16% 12/2/19 (Liquidity Facility PNC Bank NA), VRDN (a)	5,400,000	5,400,000
Series 2015 BB4, 1.18% 12/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,995,000	9,995,000
Series 2017 BB, 1.18% 12/2/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,100,000	4,100,000
New York City Transitional Fin. Auth. Rev. Series 2010, 1.2% 12/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,180,000	3,180,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.22% 12/2/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	43,060,000	43,060,000
(455 West 37th Street Hsg. Proj.) Series A, 1.22% 12/2/19, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,505,000	46,505,000
FHLMC New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.15% 12/6/19, LOC Freddie Mac, VRDN (a)(b)	15,970,000	15,970,000
		145,940,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.25% 12/6/19, VRDN (a)(b)	200,000	200,000
Oregon - 0.2%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.22% 12/6/19, LOC Freddie Mac, VRDN (a)(b)	1,700,000	1,700,000
Pennsylvania - 0.3%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 1.29% 12/2/19, VRDN (a)	1,000,000	1,000,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.2% 12/6/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.12% 12/6/19, LOC RBS Citizens NA, VRDN (a)	65,000	65,000
		2,635,000
Rhode Island - 0.1%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 1.17% 12/6/19, LOC Freddie Mac, VRDN (a)(b)	1,200,000	1,200,000
South Carolina - 4.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.25% 12/6/19, VRDN (a)(b)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 1.17% 12/6/19, LOC TD Banknorth, NA, VRDN (a)(b)	5,920,000	5,920,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 1.17% 12/6/19, LOC TD Banknorth, NA, VRDN (a)(b)	33,265,000	33,265,000
		39,285,000
Texas - 19.8%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
1.21% 12/2/19, LOC Bank of Nova Scotia, VRDN (a)(b)	8,800,000	8,800,000
1.21% 12/2/19, LOC Bank of Nova Scotia, VRDN (a)(b)	12,500,000	12,500,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.15% 12/6/19, LOC Citibank NA, VRDN (a)(b)	10,000,000	10,000,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.22% 12/2/19, VRDN (a)(b)	28,950,000	28,950,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Proj.) Series 2000, 1.15% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
(ExxonMobil Proj.) Series 2001 A, 1.15% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	9,640,000	9,640,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 1.15% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,700,000	1,700,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 1.21% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	6,000,000	6,000,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.25% 12/6/19, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.):
Series 2001 B, 1.15% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,900,000	5,900,000
Series 2006 B3, 1.15% 12/2/19, VRDN (a)(b)	5,835,000	5,835,000
Series 2008 B4, 1.15% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,300,000	1,300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 1.11% 12/6/19, VRDN (a)(b)	3,600,000	3,600,000
Texas Gen. Oblig.:
Series 2003 B, 1.26% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,000,000	4,000,000
Series 2006 A, 1.26% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	10,000,000	10,000,000
Series 2006 D, 1.26% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	26,785,000	26,785,000
Series 2013 B, 1.21% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	900,000	900,000
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.16% 12/6/19, LOC Freddie Mac, VRDN (a)(b)	7,470,000	7,470,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.16% 12/6/19, LOC Freddie Mac, VRDN (a)(b)	7,750,000	7,750,000
FNMA:
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.16% 12/6/19, LOC Fannie Mae, VRDN (a)(b)	5,340,000	5,340,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Pinnacle Apts. Proj.) Series 2004, 1.16% 12/6/19, LOC Fannie Mae, VRDN (a)(b)	12,465,000	12,465,000
		175,285,000
Virginia - 0.2%
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.17% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	540,000	540,000
Series 2006, 1.17% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,250,000	1,250,000
		1,790,000
Washington - 3.3%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.16% 12/6/19, LOC Fannie Mae, VRDN (a)(b)	5,205,000	5,205,000
(Gardens Univ. Village Apt. Proj.) Series A, 1.16% 12/6/19, LOC Fannie Mae, VRDN (a)(b)	24,400,000	24,400,000
		29,605,000
West Virginia - 1.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.26% 12/6/19, VRDN (a)(b)	5,900,000	5,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.21% 12/6/19, VRDN (a)(b)	6,200,000	6,200,000
		12,100,000
Wisconsin - 0.6%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) 1.15% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	5,500,000	5,500,000
Wyoming - 0.8%
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 1.28% 12/2/19, VRDN (a)(b)	7,300,000	7,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $714,310,000)		714,310,000

Tender Option Bond - 13.3%
Alabama - 0.0%
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.19% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 1.22% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	100,000	100,000
Colorado - 1.1%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,000,000	10,000,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.35%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
		10,100,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	2,555,000	2,555,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.28%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	400,000	400,000
Participating VRDN Series ROC II R 14073, 1.18% 12/6/19 (Liquidity Facility Citibank NA) (a)(d)(e)	300,000	300,000
		3,255,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.19% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	1,000,000	1,000,000
Florida - 1.4%
Broward County Port Facilities Rev.:
Bonds Series G 115, 1.35%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	600,000	600,000
Participating VRDN Series XF 08 17, 1.17% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	500,000	500,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.22%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	100,000
Gainesville Utils. Sys. Rev. Participating VRDN Series Solar 0061, 1.18% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,800,000	6,800,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 1.35%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	300,000	300,000
Participating VRDN Series ZM 07 79, 1.18% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)(e)	300,000	300,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 1.4% 1/10/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,000,000	2,000,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	100,000	100,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 28 40, 1.17% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,400,000	1,400,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 1.2% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
		12,300,000
Georgia - 0.1%
Atlanta Arpt. Rev. Participating VRDN Series XF 08 15, 1.18% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	155,000	155,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.22%, tender 2/13/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,000,000	1,000,000
		1,155,000
Illinois - 6.2%
Chicago Board of Ed. Participating VRDN Series 50 30, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	47,405,000	47,404,999
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 23, 1.18% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	200,000	200,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	2,170,000	2,170,000
Series XM 07 81, 1.13% 12/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,905,000	3,905,000
Illinois Gen. Oblig. Participating VRDN:
Series XM 07 59, 1.22% 12/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	800,000	800,000
Series XM 07 85, 1.22% 12/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
		54,679,999
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XG 02 49, 1.16% 12/6/19 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	1,875,000	1,875,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.28%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	200,000	200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.28%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		300,000
Michigan - 0.2%
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters ZF 07 96, 1.2% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	800,000	800,000
Series Floaters ZF 28 25, 1.18% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	195,000	195,000
Series XM 07 48, 1.2% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	800,000	800,000
		1,795,000
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Series Floaters 012, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	895,000	895,000
		1,195,000
North Carolina - 0.7%
Mecklenburg County Gen. Oblig. Bonds Series 00 11, 1.22%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	800,000	800,000
North Carolina Gen. Oblig. Bonds Series 008, 1.22%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700,000	700,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series 2016 13, 1.16% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,610,000	4,610,000
		6,110,000
Ohio - 0.5%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.22% 12/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Eclipse Fdg. Trust Various States Bonds Series 0005, 1.22%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	600,000	600,000
Miami Valley Hosp., Participating VRDN Series Putters 50 23, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,400,000	1,400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	1,100,000	1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		4,285,000
Pennsylvania - 0.3%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	1,000,000	1,000,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	790,000	790,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.27%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	300,000	300,000
		2,190,000
South Carolina - 0.2%
Charleston County Gen. Oblig. Bonds Series 00 17, 1.22%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	200,000	200,000
Lexington County School District #1 Bonds Series Solar 13, 1.22%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	400,000	400,000
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 1.18% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	500,000	500,000
Series ZF 08 24, 1.18% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)(e)	200,000	200,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.3%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
		1,500,000
Texas - 0.3%
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 1.23% 12/6/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.23%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700,000	700,000
Galena Park Independent School District Bonds Series 00 15, 1.22%, tender 2/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	300,000	300,000
North Ft Bend Wtr. Auth. Wtrs Participating VRDN Series XF 08 16, 1.2% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	500,000	500,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	400,000	400,000
		2,400,000
Utah - 1.3%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	11,200,000	11,200,000
Washington - 0.2%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.2% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	800,000	800,000
Series XF 28 28, 1.2% 12/6/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	900,000	900,000
		1,700,000
TOTAL TENDER OPTION BOND
(Cost $117,440,000)		117,439,999

Other Municipal Security - 5.6%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2019, 1.22% 2/11/20, CP	1,000,000	1,000,050
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series 2014 A, 1.3%, tender 2/3/20 (a)	1,500,000	1,500,237
Florida - 0.1%
Miami-Dade County Series A1, 1.26% 2/7/20, LOC Bank of America NA, CP (b)	1,100,000	1,099,956
Georgia - 1.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.2%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	5,470,000	5,470,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.2%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	9,995,000	9,995,000
		15,465,000
Illinois - 0.3%
Illinois Fin. Auth. Ed. Rev. Series LOY, 1.35% 12/9/19, LOC PNC Bank NA, CP	2,240,000	2,240,128
Indiana - 0.7%
Indiana Fin. Auth. Rev. Bonds Series D2, 1.21% tender 2/4/20, CP mode	6,600,000	6,600,000
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.4% tender 12/5/19 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	1,100,000	1,100,000
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.2% 2/7/20, CP	1,100,000	1,100,103
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Bonds Series 2014, 5%, tender 12/1/19 (Liquidity Facility Royal Bank of Canada) (a)	1,205,000	1,205,000
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.22% 1/15/20, CP	1,000,000	999,986
1.23% 1/17/20, CP	400,000	399,994
		2,604,980
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.32% 12/2/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500,000	500,009
Oregon - 0.7%
Port of Portland Arpt. Rev. Series B, 1.23% 12/4/19, LOC Barclays Bank PLC, CP (b)	6,400,000	6,400,035
Texas - 1.1%
Austin Elec. Util. Sys. Rev. Series A, 1.22% 12/2/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,100,000	1,100,000
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.22% 2/6/20 (Liquidity Facility JPMorgan Chase Bank), CP	1,500,000	1,499,969
1.41% 12/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	900,000	900,067
Lower Colorado River Auth. Rev. Series 2019, 1.2% 2/3/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	800,000	800,000
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.18% 2/5/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,300,000	2,299,998
1.2% 2/6/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500,000	1,499,970
Upper Trinity Reg'l. Wtr. District Series 2019, 1.2% 2/5/20, LOC Bank of America NA, CP	2,000,000	1,999,999
		10,100,003
TOTAL OTHER MUNICIPAL SECURITY
(Cost $49,710,248)		49,710,501
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $881,460,248)		881,460,500
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,139,203
NET ASSETS - 100%		$884,599,703

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,375,000 or 0.9% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,700,000 or 1.3% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,000,000
Broward County Port Facilities Rev. Bonds Series G 115, 1.35%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada)	9/26/19 - 11/6/19	$600,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,555,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.28%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$400,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.35%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	10/18/19	$100,000
Dignity Health Participating VRDN Series 17 04, 1.22% 1/10/20 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.35%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$2,170,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	1/17/19	$790,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.28%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.28%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/26/19	$100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$400,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.27%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada)	8/3/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$300,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.3%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 11/6/19	$200,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $881,460,248)		$881,460,500
Cash		2,293
Receivable for securities sold on a delayed delivery basis		35,900,000
Interest receivable		1,361,115
Receivable from investment adviser for expense reductions		3,000
Other receivables		9,376
Total assets		918,736,284
Liabilities
Payable for investments purchased	$33,265,000
Distributions payable	862,750
Other payables and accrued expenses	8,831
Total liabilities		34,136,581
Net Assets		$884,599,703
Net Assets consist of:
Paid in capital		$884,605,196
Total accumulated earnings (loss)		(5,493)
Net Assets		$884,599,703
Net Asset Value, offering price and redemption price per share ($884,599,703 ÷ 884,522,695 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Interest		$6,624,350
Expenses
Custodian fees and expenses	$8,678
Independent trustees' fees and expenses	1,849
Total expenses before reductions	10,527
Expense reductions	(9,220)
Total expenses after reductions		1,307
Net investment income (loss)		6,623,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,953)
Total net realized gain (loss)		(3,953)
Change in net unrealized appreciation (depreciation) on investment securities		(830)
Net increase in net assets resulting from operations		$6,618,260

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,623,043	$13,115,843
Net realized gain (loss)	(3,953)	12,383
Change in net unrealized appreciation (depreciation)	(830)	(101)
Net increase in net assets resulting from operations	6,618,260	13,128,125
Distributions to shareholders	(6,631,759)	(13,115,791)
Affiliated share transactions
Proceeds from sales of shares	4,331,382,000	8,659,258,000
Cost of shares redeemed	(4,175,484,188)	(8,752,563,430)
Net increase (decrease) in net assets and shares resulting from share transactions	155,897,812	(93,305,430)
Total increase (decrease) in net assets	155,884,313	(93,293,096)
Net Assets
Beginning of period	728,715,390	822,008,486
End of period	$884,599,703	$728,715,390
Other Information
Shares
Sold	4,330,948,905	8,658,392,161
Redeemed	(4,175,066,681)	(8,751,688,261)
Net increase (decrease)	155,882,224	(93,296,100)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0073	.0155	.0113	.0066	.001	.001
Net realized and unrealized gain (loss)	.0001	–B	–B	.0001	–B	–B
Total from investment operations	.0074	.0155	.0113	.0067	.001	.001
Distributions from net investment income	(.0073)	(.0155)	(.0113)	(.0066)	(.001)	(.001)
Distributions from net realized gain	–B	–	(.0001)	–	–B	–
Total distributions	(.0074)C	(.0155)	(.0113)D	(.0066)	(.001)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.00	$1.00
Total ReturnE,F	.74%	1.56%	1.14%	.67%	.12%	.05%
Ratios to Average Net AssetsG
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	-%
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%I	1.54%	1.06%	.62%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$884,600	$728,715	$822,008	$1,570,970	$4,178,777	$4,603,558

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0074 per share is comprised of distributions from net investment income of $0.00734 and distributions from net realized gain of $0.00001 per share.

 D Total distributions of $.0113 per share is comprised of distributions from net investment income of $.01129 and distributions from net realized gain of $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$392
Gross unrealized depreciation	(140)
Net unrealized appreciation (depreciation)	$252
Tax cost	$881,460,248

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,220.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.0023%	$1,000.00	$1,007.40	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts. The Board noted that there was a portfolio management change for the fund in November 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

MCC-SANN-0120
1.734025.119

Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2019

Days	% of fund's investments
1 - 7	69.6
8 - 30	13.9
31 - 60	12.5
61 - 90	4.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Certificates of Deposit	3.1%
Commercial Paper	4.0%
U.S. Treasury Debt	18.3%
U.S. Government Agency Debt	16.1%
Non-Negotiable Time Deposit	24.7%
Other Instruments	0.8%
Repurchase Agreements	26.6%
Net Other Assets (Liabilities)	6.4%

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 3.1%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 3.1%
Landesbank Baden-Wuerttemberg New York Branch
12/2/19 to 12/6/19
(Cost $682,881,000)	1.62	682,881,000	682,880,127

Financial Company Commercial Paper - 4.0%
Credit Suisse AG
12/6/19	1.90%	$698,000,000	$697,781,456
The Toronto-Dominion Bank
12/4/19	1.60	176,000,000	175,962,653
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $873,792,339)			873,744,109

U.S. Treasury Debt - 18.3%
U.S. Treasury Obligations - 18.3%
U.S. Treasury Bills
12/10/19 to 2/27/20
(Cost $4,055,189,815)	1.54 to 1.95	4,061,000,000	4,055,550,614

Other Instrument - 0.0%
Medium-Term Notes - 0.0%
International Bank for Reconstruction & Development
12/5/19
(Cost $4,000,493)	1.65	4,000,000	4,000,494

U.S. Government Agency Debt - 16.1%
Federal Agencies - 16.1%
Fannie Mae
1/22/20	1.60	55,000,000	54,876,113
Federal Home Loan Bank
1/8/20 to 4/22/20	1.55 to 1.62 (b)	2,320,000,000	2,316,462,643
Freddie Mac
2/20/20 to 3/4/20	1.55 to 1.57 (b)(c)	1,203,000,000	1,202,941,248
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,574,387,963)			3,574,280,004

Non-Negotiable Time Deposit - 24.7%
Time Deposits - 24.7%
Australia & New Zealand Banking Group Ltd.
12/2/19	1.60	354,000,000	354,000,000
Barclays Bank PLC
12/2/19	1.65	275,000,000	275,000,000
Credit Agricole CIB
12/2/19 to 12/6/19	1.63	987,000,000	986,997,189
DNB Bank ASA
12/2/19	1.53	734,000,000	734,000,000
DZ BANK AG
12/2/19	1.57	220,000,000	220,000,000
Natixis SA
12/2/19	1.53	913,980,000	913,980,000
Royal Bank of Canada
12/2/19 to 12/3/19	1.58 to 1.60	1,101,000,000	1,100,999,474
Svenska Handelsbanken AB
12/2/19	1.55	771,000,000	771,000,000
U.S. Bank NA, Cincinnati
12/2/19	1.53	110,000,000	110,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $5,465,980,000)			5,465,976,663

Other Instrument - 0.8%
Corporate Bonds - 0.8%
International Bank for Reconstruction & Development
12/3/19
(Cost $186,011,659)	1.65	186,000,000	186,261,045

U.S. Government Agency Repurchase Agreement - 3.9%
	Maturity Amount	Value
In a joint trading account at 1.62% dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) #	$228,611,858	$228,581,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.65%, dated 11/8/19 due 1/7/20 (Collateralized by U.S. Government Obligations valued at $258,343,866, 2.34% - 5.00%, 1/1/24 - 11/1/49)	253,695,750	253,000,000
1.66%, dated 11/12/19 due 1/13/20 (Collateralized by U.S. Government Obligations valued at $149,057,338, 2.50% - 5.00%, 7/1/28 - 11/1/49)	146,417,398	146,000,000
1.67%, dated 11/13/19 due 1/14/20 (Collateralized by U.S. Government Obligations valued at $34,710,567, 2.42% - 4.88%, 11/1/33 - 10/1/49)	34,097,788	34,000,000
MUFG Securities (Canada), Ltd. at 1.66%, dated 11/12/19 due 1/13/20 (Collateralized by U.S. Government Obligations valued at $205,209,074, 1.13% - 4.50%, 6/30/21 - 7/1/48)	201,574,637	201,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $862,581,000)		862,581,000

U.S. Treasury Repurchase Agreement - 22.2%
With:
Barclays Bank PLC at 1.63%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,753,347,046, 1.50% - 4.38%, 5/15/20 - 11/15/49)	3,669,498,373	3,669,000,000
Fixed Income Clearing Corp. - BNYM at 1.58%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $786,420,051, 1.75% - 2.63%, 6/30/20 - 7/31/24)	771,101,515	771,000,000
SMBC Nikko Securities America, Inc. at 1.64%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Treasury Obligations valued at $484,488,885, 2.38% - 2.88%, 5/31/23 - 5/15/28)	475,064,917	475,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,915,000,000)		4,915,000,000

Other Repurchase Agreement - 0.5%
Other Repurchase Agreement - 0.5%
With Credit AG CIB Paris at:
1.72%, dated 11/27/19 due 12/4/19 (Collateralized by Corporate Obligations valued at $6,301,506, 2.44% - 5.88%, 1/5/21 - 9/15/28)	6,002,007	6,000,000
1.73%, dated 11/26/19 due 12/3/19 (Collateralized by Corporate Obligations valued at $113,432,698, 2.44% - 5.10%, 4/23/20 - 4/26/48)	108,036,330	108,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $114,000,000)		114,000,000
TOTAL INVESTMENT IN SECURITIES - 93.6%
(Cost $20,733,824,269)		20,734,274,056
NET OTHER ASSETS (LIABILITIES) - 6.4%		1,417,325,373
NET ASSETS - 100%		$22,151,599,429

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$228,581,000 due 12/02/19 at 1.62%
Credit Agricole CIB New York Branch	$228,581,000
$228,581,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,891,581,000) — See accompanying schedule: Unaffiliated issuers (cost $20,733,824,269)		$20,734,274,056
Cash		1,363,000,741
Receivable for investments sold		129,812,501
Interest receivable		10,444,397
Other receivables		225,541
Total assets		22,237,757,236
Liabilities
Payable for investments purchased	$54,875,567
Distributions payable	30,964,490
Other payables and accrued expenses	317,750
Total liabilities		86,157,807
Net Assets		$22,151,599,429
Net Assets consist of:
Paid in capital		$22,151,176,151
Total accumulated earnings (loss)		423,278
Net Assets		$22,151,599,429
Net Asset Value, offering price and redemption price per share ($22,151,599,429 ÷ 22,148,567,360 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Interest		$231,270,045
Expenses
Custodian fees and expenses	$103,751
Independent trustees' fees and expenses	41,255
Interest	875,237
Total expenses		1,020,243
Net investment income (loss)		230,249,802
Change in net unrealized appreciation (depreciation) on investment securities		(225,720)
Net increase in net assets resulting from operations		$230,024,082

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$230,249,802	$427,889,901
Net realized gain (loss)	–	28,995
Change in net unrealized appreciation (depreciation)	(225,720)	878,373
Net increase in net assets resulting from operations	230,024,082	428,797,269
Distributions to shareholders	(230,276,311)	(427,890,688)
Affiliated share transactions
Proceeds from sales of shares	69,491,540,787	135,714,147,391
Cost of shares redeemed	(65,403,636,074)	(140,480,177,737)
Net increase (decrease) in net assets and shares resulting from share transactions	4,087,904,713	(4,766,030,346)
Total increase (decrease) in net assets	4,087,652,484	(4,765,123,765)
Net Assets
Beginning of period	18,063,946,945	22,829,070,710
End of period	$22,151,599,429	$18,063,946,945
Other Information
Shares
Sold	69,484,104,889	135,699,796,048
Redeemed	(65,396,419,434)	(140,465,347,557)
Net increase (decrease)	4,087,685,455	(4,765,551,509)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017 A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$1.0001	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0106	.0223	.0131	.0059	.003	.001
Net realized and unrealized gain (loss)	(.0001)	.0001	–B	.0001	–B	–B
Total from investment operations	.0105	.0224	.0131	.0060	.003	.001
Distributions from net investment income	(.0106)	(.0223)	(.0131)	(.0059)	(.003)	(.001)
Total distributions	(.0106)	(.0223)	(.0131)	(.0059)	(.003)	(.001)
Net asset value, end of period	$1.0001	$1.0002	$1.0001	$1.0001	$1.00	$1.00
Total ReturnC,D	1.07%	2.26%	1.32%	.60%	.30%	.13%
Ratios to Average Net AssetsE
Expenses before reductions	.01%F	.01%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.01%F	.01%	- %G	- %G	- %G	- %G
Expenses net of all reductions	.01%F	.01%	- %G	- %G	- %G	- %G
Net investment income (loss)	2.10%F	2.22%	1.31%	.60%	.30%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$22,151,599	$18,063,947	$22,829,071	$23,157,560	$21,841,043	$25,584,453

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit, and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $225,541 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$630,912
Gross unrealized depreciation	(181,125)
Net unrealized appreciation (depreciation)	$449,787
Tax cost	$20,733,824,269

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $103,102,956 and the weighted average interest rate was 1.87% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.0093%	$1,000.00	$1,010.70	$.05
Hypothetical-C		$1,000.00	$1,024.95	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees and expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

CCC-SANN-0120
1.743119.119

Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2019

Days	% of fund's investments 11/30/19
1 - 7	95.1
8 - 30	0.6
31 - 60	1.9
61 - 90	2.2
91 - 180	0.2
> 180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2019
Variable Rate Demand Notes (VRDNs)	56.3%
Tender Option Bond	33.6%
Other Municipal Security	3.7%
Net Other Assets (Liabilities)	6.4%

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.3%
	Principal Amount	Value
Alabama - 3.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.19% 12/2/19, VRDN (a)	$16,100,000	$16,100,000
Series 2014 B, 1.19% 12/2/19, VRDN (a)	3,140,000	3,140,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.19% 12/2/19, VRDN (a)	1,500,000	1,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.2% 12/6/19, VRDN (a)	1,400,000	1,400,000
Series 2009, 1.19% 12/2/19, VRDN (a)	1,055,000	1,055,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.21% 12/2/19, VRDN (a)	1,740,000	1,740,000
West Jefferson Indl. Dev. Series 2008, 1.2% 12/6/19, VRDN (a)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.2% 12/2/19, VRDN (a)	13,675,000	13,675,000
		40,210,000
Alaska - 3.5%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.08% 12/6/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	23,200,000	23,200,000
(Exxon Pipeline Co. Proj.):
Series 1993 A, 1.12% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	11,300,000	11,300,000
Series 1993 B, 1.12% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,000,000	6,000,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.15% 12/6/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	2,400,000	2,400,000
		42,900,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.15% 12/6/19, VRDN (a)	1,100,000	1,100,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 1.16% 12/6/19 (Liquidity Facility Bank of America NA), VRDN (a)	6,245,000	6,245,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.19% 12/6/19, VRDN (a)	600,000	600,000
Florida - 5.7%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.18% 12/2/19, VRDN (a)	8,635,000	8,635,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 1.25% 12/2/19, VRDN (a)	11,700,000	11,700,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.18% 12/2/19, VRDN (a)	27,390,000	27,390,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 1.25% 12/2/19, VRDN (a)	14,175,000	14,175,000
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A1, 1.23% 12/2/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,900,000	6,900,000
(Suncoast Hospice Proj.) Series 2004, 1.22% 12/6/19, LOC Wells Fargo Bank NA, VRDN (a)	1,845,000	1,845,000
		70,645,000
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 1.25% 12/2/19, VRDN (a)	2,300,000	2,300,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.27% 12/2/19, VRDN (a)	13,200,000	13,200,000
Series 2008, 1.27% 12/2/19, VRDN (a)	12,000,000	12,000,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 1.25% 12/2/19, VRDN (a)	2,700,000	2,700,000
		30,200,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. (Chicago Historical Society Proj.) Series 2006, 1.12% 12/6/19, LOC BMO Harris Bank NA, VRDN (a)	2,050,000	2,050,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 1.12% 12/6/19, LOC Mizuho Bank Ltd., VRDN (a)	2,230,000	2,230,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.23% 12/6/19, VRDN (a)	2,810,000	2,810,000
		5,040,000
Iowa - 0.3%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.13% 12/6/19, VRDN (a)	1,100,000	1,100,000
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 1.15% 12/2/19, LOC MUFG Union Bank NA, VRDN (a)	2,200,000	2,200,000
		3,300,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.3% 12/6/19, VRDN (a)	1,900,000	1,900,000
Series 2007 B, 1.3% 12/6/19, VRDN (a)	700,000	700,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 1.28% 12/6/19, VRDN (a)	4,300,000	4,300,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.28% 12/6/19, VRDN (a)	400,000	400,000
		7,300,000
Louisiana - 7.4%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.14% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	25,800,000	25,800,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 1.14% 12/2/19, VRDN (a)	49,650,000	49,650,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.2% 12/2/19, VRDN (a)	8,800,000	8,800,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.2% 12/6/19, VRDN (a)	3,660,000	3,660,000
Series 2010 B1, 1.22% 12/6/19, VRDN (a)	3,400,000	3,400,000
		91,310,000
Michigan - 0.4%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.2% 12/2/19, LOC Comerica Bank, VRDN (a)	5,500,000	5,500,000
Mississippi - 3.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.12% 12/2/19, VRDN (a)	33,550,000	33,550,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 C, 1.12% 12/2/19 (Chevron Corp. Guaranteed), VRDN (a)	9,480,000	9,480,000
Series 2011 D, 1.12% 12/2/19, VRDN (a)	2,240,000	2,240,000
		45,270,000
Missouri - 1.4%
Missouri Health & Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 1999 B, 1.13% 12/2/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,620,000	17,620,000
New York - 8.5%
New York City Gen. Oblig.:
Series 2008 J6, 1.21% 12/2/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,900,000	12,900,000
Series 2013 A2, 1.18% 12/2/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,425,000	13,425,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 DD-3A, 1.16% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	5,630,000	5,630,000
Series 2013 AA-1, 1.16% 12/2/19 (Liquidity Facility PNC Bank NA), VRDN (a)	7,815,000	7,815,000
Series 2015 BB4, 1.18% 12/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,600,000	13,600,000
1.16% 12/2/19 (Liquidity Facility PNC Bank NA), VRDN (a)	1,800,000	1,800,000
New York City Transitional Fin. Auth. Rev. Series 2010, 1.2% 12/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	50,000,000	50,000,000
		105,170,000
Ohio - 2.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 1.17% 12/2/19, LOC Bank of Montreal, VRDN (a)	16,200,000	16,200,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.16% 12/6/19, LOC Northern Trust Co., VRDN (a)	600,000	600,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.14% 12/6/19, LOC RBS Citizens NA, VRDN (a)	8,265,000	8,265,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.15% 12/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,020,000	9,020,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.25% 12/6/19, VRDN (a)	500,000	500,000
		34,585,000
Pennsylvania - 0.2%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 1.14% 12/6/19, LOC RBS Citizens NA, VRDN (a)	600,000	600,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.2% 12/6/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.12% 12/6/19, LOC RBS Citizens NA, VRDN (a)	1,045,000	1,045,000
		2,040,000
Rhode Island - 0.1%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 1.12% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,250,000	1,250,000
Tennessee - 5.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 1.18% 12/2/19, LOC Bank of America NA, VRDN (a)	15,620,000	15,620,000
Series 2004, 1.18% 12/2/19, LOC Bank of America NA, VRDN (a)	14,235,000	14,235,000
Series 2005, 1.18% 12/2/19, LOC Bank of America NA, VRDN (a)	7,170,000	7,170,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.) Series 2004, 1.18% 12/2/19, LOC Bank of America NA, VRDN (a)	31,050,000	31,050,000
		68,075,000
Texas - 6.9%
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 1.12% 12/2/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,540,000	5,540,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.15% 12/6/19 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.15% 12/6/19 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.15% 12/6/19 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.15% 12/6/19 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 1.2% 12/2/19, LOC TD Banknorth, NA, VRDN (a)	3,550,000	3,550,000
Texas Gen. Oblig.:
Series 2011 A, 1.21% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	28,275,000	28,275,000
Series 2011 B, 1.21% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	23,075,000	23,075,000
Series 2013 B, 1.21% 12/6/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	14,660,000	14,660,000
Series 2019, 1.15% 12/6/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000	10,000
		85,410,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.16% 12/6/19, VRDN (a)	4,300,000	4,300,000
Washington - 1.4%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Willow Tree Grove Apts. Proj.) Series 2011, 1.16% 12/6/19, LOC Freddie Mac, VRDN (a)	17,600,000	17,600,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Series 2018 A, 1.18% 12/2/19, LOC Barclays Bank PLC, VRDN (a)	4,400,000	4,400,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.2% 12/6/19, VRDN (a)	1,500,000	1,500,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.17% 12/6/19, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.2% 12/6/19, VRDN (a)	600,000	600,000
Series 1992 B, 1.2% 12/6/19, VRDN (a)	100,000	100,000
Series 1994, 1.17% 12/6/19, VRDN (a)	700,000	700,000
		3,530,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $695,650,000)		695,650,000

Tender Option Bond - 33.6%
Alabama - 0.0%
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.19% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	300,000	300,000
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.13% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900,000	1,900,000
Arizona - 0.4%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series 2016 22, 1.16% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	4,555,000	4,555,000
California - 1.4%
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	200,000	200,000
Series Spears DB 80 17, 1.25% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,200,000	3,200,000
Dignity Health Participating VRDN:
Series 17 04, 1.22% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	800,000	800,000
Series DBE 80 11, 1.32% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	13,200,000	13,200,000
		17,400,000
Colorado - 3.7%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	36,555,000	36,555,000
Colorado Health Facilities Auth. Participating VRDN:
Series XG 02 51, 1.15% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	700,000	700,000
Series XM 07 67, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,300,000	1,300,000
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, 1.16% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,165,000	7,165,000
		45,720,000
Connecticut - 0.8%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,040,000	1,040,000
Series Floaters 016, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(f)	2,300,000	2,300,000
Series Floaters XM 07 07, 1.16% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,000,000	1,000,000
Series Floaters YX 10 95, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000,000	2,000,000
Series XM 07 62, 1.16% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,200,000	1,200,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,000,000	2,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.28%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700,000	700,000
		10,240,000
Florida - 1.4%
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series D 0001, 1.17% 12/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)(e)	1,800,000	1,800,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.22%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	100,000	100,000
Gainesville Utils. Sys. Rev. Participating VRDN Series Solar 0061, 1.18% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	11,110,000	11,110,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 1.4% 1/10/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,000,000	4,000,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XG 02 55, 1.15% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	400,000	400,000
Series XM 07 82, 1.2% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
		17,610,000
Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 30, 1.14% 12/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,250,000	2,250,000
Series XF 28 47, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700,000	700,000
Series XG 02 56, 1.15% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,300,000	1,300,000
Series XG 02 57, 1.15% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	300,000	300,000
Series XL 01 18, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	900,000	900,000
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.16% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.22%, tender 2/13/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	500,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 1.15% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500,000	1,500,000
		8,550,000
Illinois - 2.6%
Chicago Board of Ed. Participating VRDN Series 50 30, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,000,000	16,000,000
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,700,000	1,700,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 1.3% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,700,000	3,700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,970,000	1,970,000
Series XF 23 38, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,800,000	1,800,000
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,900,000	1,900,000
Series Floaters XF 10 43, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	700,000	700,000
Series Floaters XX 10 81, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
Series Floaters YX 10 86, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	600,000	600,000
Series XF 28 41, 1.16% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Series XM 07 59, 1.22% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	900,000	900,000
Series XM 07 85, 1.22% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	300,000	300,000
		32,270,000
Kansas - 0.0%
Leavenworth County Unified Scd464 Participating VRDN Series XF 08 35, 1.14% 12/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	600,000	600,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.28%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	300,000	300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.28%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
		400,000
Michigan - 0.7%
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters ZF 07 83, 1.2% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	465,000	465,000
Series Floaters ZF 28 25, 1.18% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Series XF 07 82, 1.13% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,700,000	1,700,000
Series XM 07 48, 1.2% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,100,000	1,100,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters ZF 07 87, 1.13% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(e)	600,000	600,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 1.2% 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,635,000	4,635,000
		8,700,000
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.16% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,200,000	4,200,000
Missouri Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,160,000	3,160,000
Series Floaters C17, 1.14% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	900,000	900,000
		8,260,000
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	395,000	395,000
Series Floaters 012, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,395,000	1,395,000
Series XG 02 60, 1.14% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900,000	1,900,000
Series XG 02 61, 1.14% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000,000	1,000,000
		4,690,000
New York - 1.9%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 1.2% 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	20,600,000	20,600,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters E120, 1.2% 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,800,000	2,800,000
		23,400,000
North Carolina - 0.1%
Mecklenburg County Gen. Oblig. Bonds Series 00 11, 1.22%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,000,000	1,000,000
North Carolina Gen. Oblig. Bonds Series 008, 1.22%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	300,000	300,000
		1,300,000
Ohio - 3.8%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.22% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Eclipse Fdg. Trust Various States Bonds Series 0005, 1.22%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	600,000	600,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 1.15% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,400,000	1,400,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,500,000	3,500,000
Lucas County Gen. Oblig. Participating VRDN Series 2016 26, 1.16% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	12,925,000	12,925,000
Miami Valley Hosp., Participating VRDN Series Putters 50 23, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	27,270,000	27,270,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
		46,990,000
Oklahoma - 0.2%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 1.16% 12/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	600,000	600,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XX 10 96, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,700,000	1,700,000
		2,300,000
Pennsylvania - 9.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 110, 1.2% 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	12,420,000	12,420,000
Series Floaters E 111, 1.2% 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	53,030,000	53,030,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,775,000	1,775,000
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZF 06 71, 1.13% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,330,000	1,330,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.27%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	9,180,000	9,180,000
Series Putters 5025, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	13,500,000	13,500,000
Series Putters 5026, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	22,030,000	22,030,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Participating VRDN Series DBE 8032, 1.35% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	700,000	700,000
		115,865,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.13% 12/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	700,000	700,000
South Carolina - 0.1%
Charleston County Gen. Oblig. Bonds Series 00 17, 1.22%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	200,000	200,000
Lexington County School District #1 Bonds Series Solar 13, 1.22%, tender 1/30/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	500,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.3%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
		1,000,000
Texas - 4.4%
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 1.23% 12/6/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	700,000	700,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, 1.16% 12/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	7,460,000	7,460,000
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.23%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	600,000	600,000
Galena Park Independent School District Bonds Series 00 15, 1.22%, tender 2/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	500,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 1.21% 12/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	43,035,000	43,035,000
North Ft Bend Wtr. Auth. Wtrs Participating VRDN Series XF 08 16, 1.2% 12/6/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	800,000	800,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters XF 07 13, 1.14% 12/6/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	800,000	800,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.13% 12/6/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	400,000	400,000
		54,795,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.3%, tender 1/29/20 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	1,960,000	1,960,000
Washington - 0.4%
Commonspirit Health Participating VRDN Series XF 1017, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,100,000	2,100,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.16% 12/6/19 (Liquidity Facility Citibank NA) (a)(b)(c)	1,600,000	1,600,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XX 11 06, 1.14% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800,000	800,000
		4,500,000
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.28% 3/26/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	900,000	900,000
TOTAL TENDER OPTION BOND
(Cost $415,105,000)		415,105,000

Other Municipal Security - 3.7%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2019, 1.22% 2/11/20, CP	1,400,000	1,400,070
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series 2014 A, 1.3%, tender 2/3/20 (a)	2,100,000	2,100,331
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.2%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	2,260,000	2,260,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.2%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	3,980,000	3,980,000
		6,240,000
Illinois - 0.3%
Illinois Fin. Auth. Ed. Rev. Series LOY, 1.35% 12/9/19, LOC PNC Bank NA, CP	3,400,000	3,400,194
Indiana - 0.7%
Indiana Fin. Auth. Rev. Bonds Series D2, 1.21% tender 2/4/20, CP mode	9,300,000	9,300,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.6% tender 12/10/19, CP mode	900,000	900,062
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.3% tender 12/6/19, CP mode	3,400,000	3,400,110
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.2% 2/7/20, CP	1,500,000	1,500,140
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Bonds Series 2014, 5%, tender 12/1/19 (Liquidity Facility Royal Bank of Canada) (a)	1,150,000	1,150,000
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.22% 1/15/20, CP	1,600,000	1,599,978
1.23% 1/17/20, CP	500,000	499,993
		3,249,971
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 1.25% tender 1/23/20, CP mode	3,300,000	3,300,000
Series B, 1.18% tender 12/18/19, CP mode	300,000	299,997
		3,599,997
Texas - 0.9%
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.22% 2/6/20 (Liquidity Facility JPMorgan Chase Bank), CP	2,100,000	2,099,957
1.41% 12/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,800,000	1,800,135
Lower Colorado River Auth. Rev. Series 2019, 1.2% 2/3/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,200,000	1,199,999
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.18% 2/5/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,200,000	3,199,997
1.2% 2/6/20 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,300,000	2,299,954
Univ. of Texas Permanent Univ. Fund Rev. Series 2019, 1.4% 12/4/19, CP	500,000	500,018
		11,100,060
TOTAL OTHER MUNICIPAL SECURITY
(Cost $46,190,347)		46,190,935
TOTAL INVESTMENT IN SECURITIES - 93.6%
(Cost $1,156,945,347)		1,156,945,935
NET OTHER ASSETS (LIABILITIES) - 6.4%		78,527,790
NET ASSETS - 100%		$1,235,473,725

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,540,000 or 1.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,580,000 or 1.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,100,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$1,040,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.28%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$700,000
Dignity Health Participating VRDN Series 17 04, 1.22% 1/10/20 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$800,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$1,970,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	1/17/19 - 2/21/19	$1,775,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.28%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.28%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/26/19	$100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.3%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.25% 1/10/20 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.27%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$600,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.3%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$200,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.3%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 11/6/19	$300,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.3%, tender 1/29/20 (Liquidity Facility Citibank NA)	5/18/17	$1,960,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.28% 12/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$900,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,156,945,347)		$1,156,945,935
Cash		1,820
Receivable for investments sold
Regular delivery		17,980,000
Delayed delivery		61,400,000
Interest receivable		1,852,204
Receivable from investment adviser for expense reductions		1,626
Other receivables		10,988
Total assets		1,238,192,573
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,500,000
Distributions payable	1,206,968
Other payables and accrued expenses	11,880
Total liabilities		2,718,848
Net Assets		$1,235,473,725
Net Assets consist of:
Paid in capital		$1,235,442,203
Total accumulated earnings (loss)		31,522
Net Assets		$1,235,473,725
Net Asset Value, offering price and redemption price per share ($1,235,473,725 ÷ 1,235,320,929 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2019 (Unaudited)
Investment Income
Interest		$8,949,019
Expenses
Custodian fees and expenses	$10,994
Independent trustees' fees and expenses	2,643
Total expenses before reductions	13,637
Expense reductions	(10,065)
Total expenses after reductions		3,572
Net investment income (loss)		8,945,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		38,196
Total net realized gain (loss)		38,196
Change in net unrealized appreciation (depreciation) on investment securities		(45)
Net increase in net assets resulting from operations		$8,983,598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2019 (Unaudited)	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,945,447	$21,117,953
Net realized gain (loss)	38,196	11,752
Change in net unrealized appreciation (depreciation)	(45)	207
Net increase in net assets resulting from operations	8,983,598	21,129,912
Distributions to shareholders	(8,956,773)	(21,118,080)
Affiliated share transactions
Proceeds from sales of shares	4,633,794,000	9,572,490,000
Cost of shares redeemed	(4,430,974,047)	(9,713,344,515)
Net increase (decrease) in net assets and shares resulting from share transactions	202,819,953	(140,854,515)
Total increase (decrease) in net assets	202,846,778	(140,842,683)
Net Assets
Beginning of period	1,032,626,947	1,173,469,630
End of period	$1,235,473,725	$1,032,626,947
Other Information
Shares
Sold	4,633,330,567	9,571,532,847
Redeemed	(4,430,527,415)	(9,712,373,278)
Net increase (decrease)	202,803,152	(140,840,431)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2019	2019	2018	2017A	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0072	.0151	.0108	.0064	.001	–B
Net realized and unrealized gain (loss)	–B	–B	.0001	.0001	–B	–B
Total from investment operations	.0072	.0151	.0109	.0065	.001	–B
Distributions from net investment income	(.0072)	(.0151)	(.0108)	(.0064)	(.001)	–B
Distributions from net realized gain	–B	–	–B	–	–B	–B
Total distributions	(.0072)	(.0151)	(.0109)C	(.0064)	(.001)	–B
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.00	$1.00
Total ReturnD,E	.72%	1.52%	1.09%	.65%	.12%	.05%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.42%H	1.52%	1.11%	.61%	.09%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,235,474	$1,032,627	$1,173,470	$756,593	$1,425,730	$921,463

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0109 per share is comprised of distributions from net investment income of $.01084 and distributions from net realized gain of $.00001 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2019

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$729
Gross unrealized depreciation	(141)
Net unrealized appreciation (depreciation)	$588
Tax cost	$1,156,945,347

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10,065.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.0022%	$1,000.00	$1,007.20	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts. The Board noted that there was a portfolio management change for the fund in November 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

TFC-SANN-0120
1.810806.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2020